Investment properties (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Description of fair value measurements of investment properties	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,170.0 (corresponding to the year ended June 30, 2025) and arriving at ARS 3,024.05 in 2030. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 85.6% (corresponding to the year ended June 30, 2025) and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 479.4 (corresponding to the year ended June 30, 2024) and arriving at ARS 2,118.2 in 2029. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 144.3% (corresponding to the year ended June 30, 2024) and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 163.65 (corresponding to the year ended June 30, 2023) and arriving at ARS 622.06 in 2028. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 70.9% (corresponding to the year ended June 30, 2023) and stabilizes at 8.0% after 5 years
Net realized gain from fair value in investment	$ 21,890,000,000	$ 52,270,000,000	$ 188,165,000,000
Proceeds from sale of property	35,809,000,000	$ 84,129,000,000	$ 208,060,000,000
IRSA [Member]
Statement [Line Items]
Description of infrastructure		the public space works contributing up to USD 40 million together with the maintenance of the public spaces assigned for 10 years or until the sum of USD 10 million is completed
Description of developement area property		IRSA agreed to give in 50.8 hectares for public use, which represents approximately 71% of the total area of the property to the development of public green spaces and will contribute with three additional lots of the property, two for the Sustainable Urban Development Fund (FODUS, by its acronyms in Spanish) and one for the Innovation Trust, Science and Technology of the Government of the Autonomous City of Buenos Aires, and the sum of USD 2 million in cash and the amount of 3,000,000 sovereign bonds (AL35) which have already been paid
200 Della Paolera [Member]
Statement [Line Items]
Net realized gain from fair value in investment	5,764
Proceeds from sale of property	1,872,000,000	$ 63,721
Torre Boston [Member]
Statement [Line Items]
Change in fair value realized from sale	42,270
Proceeds from sale of property	76,193
Bouchard 710 [Member]
Statement [Line Items]
Change in fair value realized from sale	7,150
Proceeds from sale of property	42,726
Casona Hudson [Member]
Statement [Line Items]
Net realized gain from fair value in investment	18,270
Proceeds from sale of property	261,000,000
Merlo Land [Member]
Statement [Line Items]
Proceeds from sale of property	7,396,000,000
Mariano Acosta Land [Member]
Statement [Line Items]
Proceeds from sale of property	19,890
Libertador building [Member]
Statement [Line Items]
Net realized gain from fair value in investment	16,708	$ 120,092
Proceeds from sale of property	60,000,000
Rep?blica building [Member]
Statement [Line Items]
Proceeds from sale of property	$ 14,846